Accrued Pension and Severance Costs (Schedule of Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	¥ (275)	¥ (157)
Accrued pension and severance costs	(19,727)	(19,690)
Amounts recognized in the consolidated balance sheets	(20,002)	(19,847)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	(86)	(57)
Accrued pension and severance costs	(15,307)	(8,825)
Amounts recognized in the consolidated balance sheets	¥ (15,393)	¥ (8,882)